UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
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                                    FORM N-PX
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                     ANNUAL REPORT OF PROXY VOTING RECORD OF
                    PNC Alternative Strategies TEDI Fund LLC

                  Investment Company Act File Number: 811-21817

                                   Registrant
                    PNC Alternative Strategies TEDI Fund LLC
                                Two Hopkins Plaza
                               Baltimore, MD 21201
                                 (800) 239-0418
                                Agent For Service
                           PNC Capital Advisors, Inc.
                                Two Hopkins Plaza
                               Baltimore, MD 21201
                         Attention: Jennifer E. Spratley
                                 (410) 237-5852


                        Date of Fiscal Year End: March 31

             Date of Reporting Period: July 1, 2007 to June 30, 2008
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The Registrant did not cast any proxy votes during the reporting period. Accordingly, there are no proxy votes to report.

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                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


PNC Alternative Strategies TEDI Fund LLC

/s/ Jennifer E. Spratley

Vice President

Date:  August 28, 2008